Components of net Investment in Direct Financing and Sales-Type Leases (Parenthetical) (Detail) - Customer	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Capital Leased Assets [Line Items]
Number of customers represent direct financing and sales-type leases portfolio	1	1
Customer One
Capital Leased Assets [Line Items]
Percentage of direct financing and sales-type leases portfolio	83.80%	85.10%